UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN PARTNERS' CAPITAL - USD ($) $ in Thousands	Total	Cumulative Effect, Period of Adoption, Adjustment [2]	Cumulative Effect, Period of Adoption, Adjusted Balance	Total Before Non-Controlling Interest	Total Before Non-Controlling Interest Cumulative Effect, Period of Adoption, Adjustment [2]	Total Before Non-Controlling Interest Cumulative Effect, Period of Adoption, Adjusted Balance	Non-Controlling Interest	Non-Controlling Interest Cumulative Effect, Period of Adoption, Adjusted Balance	Preferred Units	Preferred Units Cumulative Effect, Period of Adoption, Adjusted Balance	Common Units	Common Units Cumulative Effect, Period of Adoption, Adjustment [2]	Common Units Cumulative Effect, Period of Adoption, Adjusted Balance	General Partner Units and IDRs [1]	General Partner Units and IDRs Cumulative Effect, Period of Adoption, Adjustment	[1],[2]	General Partner Units and IDRs Cumulative Effect, Period of Adoption, Adjusted Balance [1]	Incentive Distribution Rights General Partner Units and IDRs
Beginning Balance at Dec. 31, 2018	$ 759,517			$ 679,615			$ 79,902		$ 132,991		$ 495,576			$ 51,048
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income/(loss)	(10,428)			(12,590)			2,162		9,057		(21,213)			(434)
Cash distributions	(95,021)			(95,021)					(9,057)		(84,223)			(1,741)
Units options expense	177			177							177
Common units acquired and cancelled	(1,565)			(1,565)							(1,565)
Ending Balance at Sep. 30, 2019	652,680			570,616			82,064		132,991		388,752			48,873
Beginning Balance at Dec. 31, 2018	759,517			679,615			79,902		132,991		495,576			51,048
Ending Balance at Dec. 31, 2019	$ 652,694	$ (511)	$ 652,183	569,463	$ (511)	$ 568,952	83,231	$ 83,231	132,991	$ 132,991	387,631	$ (501)	$ 387,130	48,841	$ (10)		$ 48,831	$ 32,500
Increase (Decrease) in Partners' Capital [Roll Forward]
Accounting Standards Update [Extensible List]	us-gaap:AccountingStandardsUpdate201613Member
Beginning Balance at Jun. 30, 2019	$ 677,763			595,872			81,891		132,991		413,525			49,356
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income/(loss)	8,097			7,924			173		3,019		4,808			97
Cash distributions	(31,674)			(31,674)					(3,019)		(28,075)			(580)
Units options expense	59			59							59
Common units acquired and cancelled	(1,565)			(1,565)							(1,565)
Ending Balance at Sep. 30, 2019	652,680			570,616			82,064		132,991		388,752			48,873
Beginning Balance at Dec. 31, 2019	652,694	$ (511)	$ 652,183	569,463	$ (511)	$ 568,952	83,231	$ 83,231	132,991	$ 132,991	387,631	$ (501)	$ 387,130	48,841	$ (10)		$ 48,831	32,500
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income/(loss)	(2,496)			(1,520)			(976)		9,090		(10,398)			(212)
Cash distributions	(40,540)			(40,540)					(9,090)		(30,812)			(638)
Units options expense	33			33							33
Ending Balance at Sep. 30, 2020	609,180			526,925			82,255		132,991		345,953			47,981				32,500
Beginning Balance at Jun. 30, 2020	597,173			514,000			83,173		132,991		333,286			47,723
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income/(loss)	16,442			17,360			(918)		3,019		14,054			287
Cash distributions	(4,448)			(4,448)					(3,019)		(1,400)			(29)
Units options expense	13			13							13
Ending Balance at Sep. 30, 2020	$ 609,180			$ 526,925			$ 82,255		$ 132,991		$ 345,953			$ 47,981				$ 32,500

[1]	As of September 30, 2020, December 31, 2019 and September 30, 2019, the carrying value of the equity attributable to the holders of our incentive distribution rights ("IDRs") was $32.5 million.
[2]	Opening Total Equity has been adjusted following the adoption of ASU 2016-13 Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments and subsequent amendments on January 1, 2020, see note 3.